Voyage Expenses and Commissions (Tables)	12 Months Ended
Dec. 31, 2018
Voyage Expenses and Commissions
Schedule of voyage expenses and commissions

	For the year ended December 31,
	2016	2017	2018
Brokers' commissions on revenue	5,526	6,456	7,555
Bunkers' consumption and other voyage expenses	4,984	8,948	12,819

Total	10,510	15,404	20,374